Other operating expenses	6 Months Ended
Jun. 30, 2024
Other operating expenses [Abstract]
Other operating expenses
16 Other operating expenses

Other operating expenses
in EUR million	30 June 2024	30 June 2023
Regulatory costs	446	616
Audit and non-audit services	19	19
IT related expenses	497	429
Advertising and public relations	199	175
External advisory fees	135	142
Office expenses	143	150
Travel and accommodation expenses	60	59
Contributions and subscriptions	72	63
Postal charges	18	20
Depreciation of property and equipment	224	225
Amortisation of intangible assets	107	103
(Reversals of) impairments of property and equipment	6	5
(Reversals of) impairments of intangible assets	3	0
Addition to / (unused amounts reversed of) provision for reorganisations	57	46
Addition to / (unused amounts reversed of) other provisions	34	19
Other	372	304
	2,393	2,376
Regulatory costs
Regulatory costs represent contributions to the Deposit Guarantee Schemes (DGS), the Single Resolution Fund (SRF), local bank taxes and local resolution funds. Included in Regulatory costs for 30 June 2024 are contributions to DGS of EUR 157 million (30 June 2023: EUR 174 million) mainly related to the Netherlands, Germany, Belgium. Furthermore, it includes Poland's contribution to local resolution funds of EUR 35 million (30 June 2023: EUR 250 million). No further contribution is required to the eurozone's Single Resolution Fund in 2024. Local bank taxes increased by EUR 62 million from EUR 192 million as per 30 June 2023 to EUR 255 million in the first six months of 2024.